Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common stock, dividends, per share, cash paid (in dollars per share)	$ 0.23	$ 0.18
Proceeds from capital offering	$ 14,600
Payments of stock issuance costs	213
Accounting Standards Update 2016-09 | Retained earnings (deficit)
Cumulative effect adjustment	$ 498